Liquidity and Going Concern - Additional Information (Details)						12 Months Ended
		Mar. 06, 2024 USD ($)	Mar. 06, 2024 SGD ($)	Jul. 15, 2022 USD ($)	Jul. 15, 2022 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2024 SGD ($)	Aug. 14, 2023 USD ($)
Liquidity and Going Concern [Line Items]
Accumulated deficit						$ (30,398,139)	$ (19,143,513)
Loss before tax						(11,254,626)	(16,791,770)	$ (1,076,823)
Net cash generated and used in operations						(865,215)	(2,982,778)	(805,177)
Cash and cash equivalents						437,184	17,789
Common stock value	[1]					17,044	12,679
Maximum | ELOC Purchase Agreement
Liquidity and Going Concern [Line Items]
Common stock value										$ 150,000,000
3DOM Alliance Inc.
Liquidity and Going Concern [Line Items]
Amounts due to immediate holding company						885,751			$ 1,197,959
Ordinary shares issued for conversion of debt, value		$ 5,122,950	$ 6,813,655	$ 790,287	$ 1,100,000	5,122,950	$ 790,287	$ 1,547,804
3DOM Alliance Inc. | Maximum
Liquidity and Going Concern [Line Items]
Principal amount of note issued						$ 6,015,037			$ 8,000,000

[1]	* Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.